Long-term assets - E.1.5. Goodwill and indefinite useful life trademarks (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill	$ 4,107	$ 4,059
Intangible assets, net	910	910
Guatemala
Disclosure of information for cash-generating units [line items]
Goodwill	2,470	2,470
Intangible assets, net	910	910
Panama
Disclosure of information for cash-generating units [line items]
Goodwill	907	907
El Salvador
Disclosure of information for cash-generating units [line items]
Goodwill	194	194
Costa Rica
Disclosure of information for cash-generating units [line items]
Goodwill	135	118
Paraguay
Disclosure of information for cash-generating units [line items]
Goodwill	44	44
Colombia
Disclosure of information for cash-generating units [line items]
Goodwill	155	123
Nicaragua
Disclosure of information for cash-generating units [line items]
Goodwill	197	199
Bolivia
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3	$ 3